Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 96,222	$ 223,398	$ 1,000,730
Prepaid expenses	121,481	36,091	97,498
Total current assets	217,703	259,489	1,098,228
Cash and marketable securities held in Trust Account	27,466,834	92,459,548	91,538,680
Total Assets	27,684,537	92,719,037	92,636,908
Current liabilities:
Accounts payable and accrued expenses	1,825,854	1,030,039	53,680
Convertible promissory note – related party, at fair value	1,421,859	975,324
Due to related party			17,000
Total current liabilities	3,247,713	2,005,363	70,680
Warrant liability	61,961	203,838	1,156,512
Total Liabilities	3,309,674	2,209,201	1,227,192
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 2,673,242 and 9,000,000 shares at $10.27 redemption value, respectively, as of March 31, 2022 and December 31, 2021	27,466,834	92,459,548
Class A ordinary shares subject to possible redemption, $0.0001 par value; 9,000,000 shares at $10.27 and $10.17 redemption value, respectively, as of December 31, 2021 and 2020		92,459,548	91,530,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares	55	55	55
Class B ordinary shares	225	225	225
Additional paid-in capital	3,422,206		444,734
Accumulated deficit	(6,514,457)	(1,949,992)	(565,298)
Total Shareholders’ Deficit	(3,091,971)	(1,949,712)	(120,284)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 27,684,537	$ 92,719,037	$ 92,636,908